Note 2 - Revenue (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2022	2021	2020
Spire
Gas Utility:
Residential	$1,416.6	$1,234.0	$1,184.3
Commercial & industrial	338.9	586.0	383.0
Transportation	118.0	122.9	115.8
Off-system & other incentive	42.0	152.7	38.4
Other customer revenue	19.9	22.2	26.2
Total revenue from contracts with customers	1,935.4	2,117.8	1,747.7
Changes in accrued revenue under alternative revenue programs	10.7	1.5	4.3
Total Gas Utility operating revenues	1,946.1	2,119.3	1,752.0
Gas Marketing	234.9	96.5	87.9
Midstream	53.1	52.6	43.1
Other	16.1	15.1	14.7
Total before eliminations	2,250.2	2,283.5	1,897.7
Intersegment eliminations (see Note 14, Information by Operating Segment)	(51.7)	(48.0)	(42.3)
Total Operating Revenues	$2,198.5	$2,235.5	$1,855.4
Spire Missouri
Residential	$1,061.4	$882.1	$859.6
Commercial & industrial	177.2	436.1	241.4
Transportation	33.3	33.5	32.9
Off-system & other incentive	25.2	145.6	35.1
Other customer revenue	11.1	16.3	22.3
Total revenue from contracts with customers	1,308.2	1,513.6	1,191.3
Changes in accrued revenue under alternative revenue programs	12.8	3.0	2.3
Total Operating Revenues	$1,321.0	$1,516.6	$1,193.6
Spire Alabama
Residential	$291.6	$288.0	$267.8
Commercial & industrial	119.1	114.9	109.4
Transportation	74.4	78.7	72.9
Off-system & other incentive	16.8	7.1	3.2
Other customer revenue	5.5	1.9	1.9
Total revenue from contracts with customers	507.4	490.6	455.2
Changes in accrued revenue under alternative revenue programs	1.7	3.4	(0.2)
Total Operating Revenues	$509.1	$494.0	$455.0

Schedule Of Taxes On Revenues [Table Text Block]
	2022	2021	2020
Spire	$109.8	$94.0	$91.5
Spire Missouri	79.6	64.3	63.5
Spire Alabama	25.5	25.1	23.3